Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Dillard’s, Inc.
Entity Central Index Key	0000028917
Amendment Flag	false
Dillard's, Inc. Investment & Employee Stock Ownership Plan
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false